INCOME AND OTHER TAXES - Summary of Net Operating Loss Carryforwards, Tax Credit Carryforwards, and Other Deferred Tax Assets with Related Valuation Allowances Recognized (Details) - USD ($)
$ in Millions
	Feb. 02, 2018	Feb. 03, 2017
Valuation Allowance [Line Items]
Deferred tax assets	$ 2,928	$ 3,530
Deferred tax assets, valuation allowance	(777)	(709)
Deferred tax assets, net of valuation allowance	2,151	2,821
Credit carryforwards
Valuation Allowance [Line Items]
Deferred tax assets	540	511
Deferred tax assets, valuation allowance	(366)	(406)
Deferred tax assets, net of valuation allowance	174	105
Loss carryforwards
Valuation Allowance [Line Items]
Deferred tax assets	509	372
Deferred tax assets, valuation allowance	(279)	(205)
Deferred tax assets, net of valuation allowance	230	167
Other deferred tax assets
Valuation Allowance [Line Items]
Deferred tax assets	1,879	2,647
Deferred tax assets, valuation allowance	(132)	(98)
Deferred tax assets, net of valuation allowance	$ 1,747	$ 2,549